Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

30Related parties

30.1Subsidiaries

IHS Holding Limited (“the Parent”) is the ultimate parent of the related parties at the year-end, which are as follows:

				Ownership	Ownership
				interests held	interests held
			Country of	by the Group	by the Group
Entity name		Principal activity(a)	incorporation	2025	2024
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.		Holding company	Brazil	100%	100%
IHS Brasil - Cessão de Infraestruturas S.A.		Operating	Brazil	100%	100%
IHS Brasil Serviços de Infraestrutura Ltda.		Operating	Brazil	100%	100%
I-Systems Soluções de Infraestrutura S.A.		Operating	Brazil	51%	51%
San Gimignano Imoveis e Adminsitracao Ltda.		Provision of land management	Brazil	100%	100%
Centennial Towers of Colombia Ltd.		Financing company	British Virgin Islands	100%	100%
IHS Cameroon S.A.		Operating	Cameroon	100%	100%
Centennial Towers Colombia S.A.S.		Operating	Colombia	100%	100%
IHS Towers Colombia S.A.S		Operating	Colombia	100%	100%
Polar Breeze Colombia S.A.S		Operating	Colombia	100%	100%
IHS Côte d’Ivoire S.A.		Operating	Côte d’Ivoire	100%	100%
IHS Telecom Towers Egypt S.A.E.		Operating	Egypt	80%	80%
IHS Mauritius Cameroon Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited		Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited		Holding company	Mauritius	100%	100%
Centennial Towers Brasil Cooperatief U.A.		Holding company	Netherlands	100%	100%
Centennial Towers of Brasil B.V.		Holding company	Netherlands	100%	100%
IHS Netherlands (Interco) Coöperatief U.A.		Holding company	Netherlands	100%	100%
IHS Mauritius BR Limited	(b)	Holding company	Mauritius	100%	100%
IHS Mauritius Connect Limited	(b)	Holding company	Mauritius	100%	100%
IHS Netherlands EGY B.V.		Holding company	Netherlands	100%	100%
IHS Mauritius NG1 Limited	(b)	Holding company	Mauritius	100%	100%
IHS Mauritius NG2 Limited	(b)	Holding company	Mauritius	100%	100%
IHS Mauritius E-Services Limited	(b)	Holding company	Mauritius	100%	100%
IHS Mauritius RSA Limited	(b)	Holding company	Mauritius	100%	100%
IHS INT Mauritius Limited	(b)	Holding company	Mauritius	100%	100%
IHS Mauritius NG Holdco Limited	(b)	Provision of finance	Mauritius	100%	100%
Global Independent Connect Limited		Operating	Nigeria	100%	100%
IHS (Nigeria) Limited		Operating	Nigeria	100%	100%
IHS Towers NG Limited		Operating	Nigeria	100%	100%
INT Towers Limited		Operating	Nigeria	100%	100%
INT Towers NG Finco 1 PLC		Provision of finance	Nigeria	100%	100%
IHS E-Services (NG) Limited		Provision of management services	Nigeria	100%	100%
IHS Rwanda Limited	(c)	Operating	Rwanda	—%	100%
Rwanda Towers Limited	(c)	Operating	Rwanda	—%	100%
IHS South Africa Holding Proprietary Limited	(d)	Holding company	South Africa	70%	100%
IHS Towers South Africa Proprietary Limited		Operating	South Africa	100%	100%
IHS GCC MAR Holding Limited		Holding company	United Arab Emirates	100%	100%
IHS FinCo Management Limited		Provision of finance	United Arab Emirates	100%	100%
IHS GCC Limited		Provision of management services	United Arab Emirates	100%	100%
IHS SSC FZE		Provision of management services	United Arab Emirates	100%	100%
IHS Africa (UK) Limited		Provision of management services	United Kingdom	100%	100%
IHS Towers Inc.		Provision of management services	United States of America	100%	100%
IHS Zambia Limited		Operating	Zambia	100%	100%
(a)	All operating subsidiaries provide telecommunication support services as their principal activity.
(b)	Entity commenced a domicile migration from the Netherlands to Mauritius via Luxembourg by publishing in the Dutch State Gazette. This migration was completed in May 2025.
(c)	Entity disposed of during the current period (refer to note 31).
(d)	The balance of the shares in IHS South Africa Holding Proprietary Limited (30%) is held by SA Tower Holdings Proprietary Limited (“SATH”). This is currently a non-controlling interest with very limited rights, pending SATH’s settlement of all subscription amounts due for these shares.

The shares of the Parent are widely owned by various investors. No investor has the full controlling right over the Company.

30.2Key management personnel

Key management personnel comprise the Non-Executive Directors of the Company and the Group’s Executive Officers. The compensation in relation to key management personnel is as follows:

	2025	2024	2023
	$’m	$’m	$’m
Key management compensation
Short‑term employee benefits	26.3	22.7	18.3
Post-employment benefits	0.5	0.7	0.2
Termination benefits	—	1.2	—
	26.8	24.6	18.5
Share-based payments	18.8	10.0	6.7
	45.6	34.6	25.2

30.3Other related party transactions and balances

As described in note 28.2, in December 2024, the Group received clearance from the Competition Commission of South Africa for the subscription of 30% of the shares in its subsidiary, IHS South Africa, by SATH, a consortium of B-BBEE parties. The transaction completed in January 2025. The completion of this transaction satisfies one of the conditions set by the Competition Commission of South Africa, to achieve and maintain certain B-BBEE contributor levels. The completion of this transaction satisfies one of the conditions set by the Competition Commission of South Africa, to achieve and maintain certain B-BBEE contributor levels. Capgro Trust, a family trust for the Phuthuma Nhleko family, is the sole shareholder of K2022644716 (South Africa) Proprietary Limited, which holds a 45% stake in SATH. Mr. Phuthuma Nhleko, one of our directors, serves as a trustee of the Capgro Trust and has agreed that he is prohibited from receiving, directly or indirectly, in his personal capacity, any proceeds of dividends or other distirbutions originating from IHS South Africa or as a result of the notional vendor funding arrangements.

During the year ended December 31, 2022, the Group entered into an arm’s length agreement to sub-lease office space from a subsidiary company of Wendel Group, a significant shareholder of the Company. The sub-lease agreement was terminated on May 31, 2024 as such for the year ended December 31, 2025 there were no transactions. In the year ended December 31, 2024 rent and utilities amounted to $134,631 (2023: $366,896), and the Group received a refund of deposit previously paid of $195,298.

During the year ended December 31, 2023, the Group entered into an arm’s length agreement for the provision of consulting services from Teneo Strategy LLC (“Teneo Strategy”). Ms. Ursula Burns, one of our directors, is the Chairwoman of the Board of Teneo Worldwide, LLC. Total fees incurred by the Group for services provided by Teneo Strategy for the year ended December 31, 2025, were $496,667 (2024: $2,409,009, 2023: $750,000), and the amount due to Teneo Strategy at December 31, 2025 was $181,667 (2024: $100,000).

There were no other material transactions or balances between the Group and its key management personnel or members of their close family.